UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		      INVESTMENT COMPANIES

	Investment Company Act file number:  811-9521

		        MANAGERS AMG FUNDS
	--------------------------------------------------
	(Exact name of registrant as specified in charter)


 	800 Connecticut Avenue, Norwalk, Connecticut 06854
	--------------------------------------------------
	(Address of principal executive offices)  (Zip code)


		      The Managers Funds LLC
	800 Connecticut Avenue, Norwalk, Connecticut 06854
	--------------------------------------------------
	      (Name and address of agent for service)


Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2003 - APRIL 30, 2004
				(Semi-Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
====================================================================


	[Logo:] AMG Managers Funds


	[Logo:]     RORER
	       ASSET MANAGEMENT,LLC


	   Rorer Large-Cap Fund
	   ====================

	    Rorer Mid-Cap Fund
	    ==================


	    Semi-Annual Report
	    ==================

	      April 30, 2004
	      ==============

	   RORER LARGE-CAP FUND
	   ====================

	    RORER MID-CAP FUND
	    ==================

	     Semi-Annual Report
	     ==================

	       April 30, 2004
	       ==============

	         (unaudited)


		TABLE OF CONTENTS
		-----------------


					Begins
					on Page
					-------

Letter to Shareholders			    1
----------------------

Average Annual Total Returns 		    2
----------------------------
 Complete performance table
  for both Funds

Summary of Industry Weightings and
 Top Ten Holdings  			    3
----------------------------------

Schedules of Portfolio Investments  	    4
----------------------------------
 Detailed portfolio listings by
  security type and industry sector,
  as valued at April 30, 2004

Financial Statements:
---------------------
 Statements of Assets and Liabilities       8
  Fund balance sheets, net asset value
  (NAV) per share computation and
  cumulative undistributed amounts
 Statements of Operations  		    9
  Detail of sources of income, Fund
  expenses, and realized and unrealized
  gains (losses) during the period
 Statements of Changes in Net Assets       10
  Detail of changes in Fund assets for
  the past two fiscal periods

Financial Highlights		           12
--------------------
Net asset value, total return, expense
ratios, turnover ratios and net assets

Notes to Financial Statements              14
-----------------------------
Accounting and distribution policies,
details of agreements and transactions
with Fund management and affiliates

Letter to Shareholders
======================

Dear Fellow Shareholder:

Throughout the six months ending April 2004, the financial markets finished a strong rally which had taken most stock indices up more than 45% from their March 2003 lows and transitioned into a volatile trading range.
The rally was a welcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors' collective perception that risks were diminishing. Althoughthe economy continues to strengthen and corporate profits appear to be healthy,the stock market corrected in mid-March and has remained directionless since. One explanation is merely that stock valuations had overreached reasonable levels. However,we think the reasons are a bit more specific. Continued turmoil in Iraq, which has included mounting American casualties, and heightened terrorist activity around the globe has re-heightened investors' awareness of risk. In addition, a combination of strong global growth and instability in the middle-east has driven the price of oil to an all time high. This, along with other inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable. Although the Fed has yet to do anything more than discuss its willingness to act, investors had already driven interest rates higher by 25 to 50 basis points between December and April, and rates have continued to rise since. Thus, the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs. We expect that this will continue for the time being, with the additional intrigue of the forthcoming presidential election.

Throughout this period the two Funds detailed in this report provided mixed results. The Rorer Large-Cap Fund returned 3.17% for the six months ending April 30, 2004, underperforming its benchmark, the S&P 500, which returned 6.27% for the same period. Meanwhile, the Rorer Mid-Cap Fund returned 9.95%, outperforming its benchmark, the S&P Midcap 400, which returned 6.93%.
One obvious cause for this dispersion was that small and medium capitalization stocks performed considerably better on average than large capitalization stocks.
Other than the capitalization bias, the approach that the manager takes in investing these two portfolios is identical. Thus most of the dispersion in results is related to individual positions. Currently both portfolios are positioned to benefit from the robust economy, and as always are oriented toward companies with quality and growing earnings.

The following report contains detailed financial statements and performance information for each Fund and a listing of all portfolio holdings as of April 30, 2004. As always, we post any news or other pertinent information about the Funds as soon asapplicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. Thank you for your investment.


Sincerely,

/s/Peter M. Lebovitz
--------------------
Peter M. Lebovitz
President
Managers AMG Funds

Managers AMG Funds
==================

Average Annual Total Returns (unaudited)
========================================

	Total Returns Before Taxes
	==========================
	   Periods Ended April 30,2004
	   ===========================




			 Six 		One 		  Since 	Inception
			Months 		Year 		Inception 	   Date
			------		----		---------	---------

Rorer Large-Cap 	3.17% 		16.13% 		(2.35)% 	Dec-01
S&P 500 Index 		6.27% 		22.88% 		 0.11%

Rorer Mid-Cap 		9.95% 		27.33% 		 8.62% 		Dec-01
S&P 400 Index 		6.93% 		34.45% 		 7.77%




	   Periods Ended March 31,2004
	   ===========================



			Three 		One 		  Since 	Inception
			Months 		Year 		Inception 	   Date
			------		----		----------	----------


Rorer Large-Cap 	0.10% 		27.34% 		(1.31)% 	Dec-01
S&P 500 Index 		1.69% 		35.12% 		 0.81%

Rorer Mid-Cap 		5.52% 		37.68% 		 9.26% 		Dec-01
S&P 400 Index 		5.06% 		49.10% 		 9.64%



The performance data shown represents past performance, which is not a guarantee of future results. The listed returns on the Funds are net of expenses and the returns on the indices are absent any expenses. All returns are in U.S. dollars($). Index performance data has been compiled by the respective trademark holders of each index for comparison purposes only. From time to time the Funds' advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be lower orhigher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersamg.com.

The Funds' prospectus contains information concerning the Funds' investment objective, risks, charges and expenses and other information.
To obtain a prospectus, please call(800) 835-3879 or visit our website at www.managersamg.com. Please read the prospectus carefully and consider the risks before you invest in these Funds or send money.
Distributed by Managers Distributors, Inc., member NASD.

Managers AMG Funds
Summary of Industry Weightings
as of April 30, 2004 (unaudited)
================================




			   Rorer	       S&P 500	 	Rorer		S&P 400
Major Sectors		Large-Cap Fund		Index	     Mid-Cap Fund	 Index
-------------		--------------	       -------	     ------------	-------

Consumer Discretionary 	   19.1 % 		11.1 % 		9.7 % 		18.6 %
Consumer Staples 	   10.4 		11.7 		7.0 		 4.7
Energy 			    9.3 	         6.4            8.3              6.8
Financials                 21.1 		20.6 	       14.2      	19.1
Health Care 		   12.0                 13.9 	       15.9 		11.9
Industrials 		   11.2 		10.6 	       14.6 	        13.0
Information Technology 	   16.7 		16.6 	       14.8             14.7
Telecommunication Services  0.0                  3.6            0.0              0.5
Utilities                   0.0                  2.7            4.2              6.4
Other- Cash Equivalent      0.2                  2.8           11.3              4.3







Top Ten Holdings as of April 30, 2004 (unaudited)
-------------------------------------------------



    Rorer Large-Cap Fund	          Rorer Mid-Cap Fund
    --------------------	          ------------------

			 % Fund 				 % Fund

Hewlett-Packard Co.* 	    3.6      Caremark Rx, Inc.* 	  4.8
Procter & Gamble Co. 	    3.6      Kroll, Inc. 		  4.6
United Technologies Corp.*  3.5      Newfield Exploration Co.     4.4
Viacom, Inc., Class B*      3.2      Equitable Resources, Inc.*   4.3
St. Paul Companies, Inc.    3.2      Quest Diagnostics, Inc.      4.0
Abbott Laboratories Co.     3.2      Devon Energy Corp.           4.0
CVS Corp.                   3.1      CheckFree Corp.              3.9
Lowe's Co., Inc.*           3.1      Norfolk Southern Corp.       3.9
Coca-Cola Co.               3.1      Bear Stearns Co., Inc.       3.7
JPMorgan Chase & Co.        3.0      AON Corp.                    3.7
			    ---					  ---

   Top Ten as a Group      32.6%       Top Ten as a Group        41.3%
			   =====				 =====


* Top Ten Holding at October 31, 2003

Rorer Large-Cap Fund
Schedule of Portfolio Investments
April 30, 2004 (unaudited)
==================================



				      Shares          Value
				      ------	      -----

Common Stocks - 99.8%
---------------------
Consumer Discretionary - 19.1%
------------------------------
Lowe's Co., Inc. 			780 	     $ 40,607
McDonald's Corp. 		      1,400            38,122
Omnicom Group1 				485 	       38,562
Target Corp. 				900 	       39,033
Time Warner Co., Inc.*(1) 	      2,255            37,929
Viacom, Inc., Class B*(1)             1,085            41,935

 Total Consumer Discretionary                         236,188
 ----------------------------			      -------

Consumer Staples - 10.4%
------------------------
Coca-Cola Co., The                      800            40,456
CVS Corp. 			      1,055            40,755
Procter & Gamble Co., The               445            47,059

 Total Consumer Staples                               128,270
 ----------------------				      -------

Energy - 9.3%
-------------
ChevronTexaco Corp. 			160            14,640
ConocoPhillips 				460            32,798
Devon Energy Corp.(1) 			525 	       32,130
ExxonMobil Corp. 			850            36,168

 Total Energy 					      115,736
 ------------					      -------

Financials - 21.1%
------------------

American International Group, Inc.      540 	       38,691
Bank of New York Co., Inc., The       1,210            35,259
Citigroup, Inc. 			775 	       37,270
JPMorgan Chase & Co. 		      1,060            39,856
Marsh & McLennan Cos., Inc.(1)          685            30,894
St. Paul Companies, Inc., The(1)      1,020            41,483
US Bancorp 			      1,450            37,178

 Total Financials 				      260,631
 ----------------				      -------

Health Care - 12.0%
-------------------
Abbott Laboratories Co. 		940 	       41,378
Biogen Idec, Inc.*(1)                   500            29,500
Johnson & Johnson                       720            38,902
Pfizer, Inc.                          1,085            38,800

 Total Health Care 				      148,580
 -----------------				      -------

Industrials - 11.2%
-------------------
General Dynamics Corp.(1) 		370 	       34,639
General Electric Co. 		       1,175 	       35,191
Southwest Airlines Co.(1) 	       1,600 	       22,848




  The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares		Value
					------		-----

United Technologies Corp. 	          530 	       45,718

 Total Industrials 				      138,396
 -----------------				      -------

Information Technology - 16.7%
------------------------------
Cisco Systems, Inc.* 		        1,065 	       22,227
EMC Corp.* 			        1,265          14,117
Hewlett-Packard Co.                     2,405          47,378
Intel Corp.                             1,240          31,905
International Business Machines Corp.     405          35,709
Lucent Technologies Inc.*(1)            6,680          22,512
Texas Instruments, Inc.                 1,320          33,132

 Total Information Technology                         206,980
 -----------------------------			      -------

Total Common Stocks
-------------------
(cost $1,139,910)				    1,234,781
						    ---------
Other Investment Companies - 32.0%
----------------------------------

Bank of New York Institutional
 Cash Reserves Fund, 1.11%(2,3)      319,029          319,029
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.93%(2)  77,366           77,366

Total Other Investment Companies
-------------------------------
(cost $396,395) 				      396,395
						      -------

Total Investments - 131.8%
--------------------------
(cost $1,536,305) 				    1,631,176
						    ---------
Other Assets, less Liabilities - (31.8)% 	    (393,712)
----------------------------------------

Net Assets - 100.0% 				  $ 1,237,464
-------------------				  ===========




Note: Based on the approximate cost of investments of $1,539,156 for Federalincome tax purposes at April 30, 2004, the aggregate gross unrealized appreciation and depreciation were $116,059 and $24,039, respectively, resulting in net unrealized appreciation of investments of $92,020.
    * Non-income-producing securities.
    1 Some or all of these shares, amounting to a market value of $304,636, or 24.6% of net assets, were out on loan to various brokers.
    2 Yield shown for each investment company represents the April 30, 2004 seven-days' average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
    3 Collateral received from brokers for securities lending was invested in this short-term investment.


     The accompanying notes are an integral part of these financial statements.

Rorer Mid-Cap Fund
Schedule of Portfolio Investments
April 30, 2004 (unaudited)
=================================




					Shares			Value
					------			-----

Common Stocks - 88.7%
---------------------

Consumer Discretionary - 9.7%
-----------------------------
Dollar Tree Stores, Inc.* 		730 		     $  19,674
Liz Claiborne, Inc. 			615		        21,586
Staples, Inc.* 				785 			20,222
 Total Consumer Discretionary 					61,482
 ----------------------------					------

Consumer Staples - 7.0%
-----------------------
BJ's Wholesale Club, Inc.* 		500 			12,115
Coors (Adolph) 				180 			11,828
Estee Lauder Co., Class A 		445 			20,341
 Total Consumer Staples 					44,284
 ----------------------						------

Energy - 8.3%
-------------
Devon Energy Corp. 			405 			24,786
Newfield Exploration Co.* 		520 			27,394
 Total Energy 							52,180
 ------------							------

Financials - 14.2%
------------------
AON Corp.1 				890 			23,193
Bear Stearns Co., Inc., The 		290 			23,241
E*Trade Group, Inc.* 		      1,030 			11,701
Loew's Corp. 				345 			20,013
Mercury General Corp. 			225 			11,473
 Total Financials 						89,621
 ----------------						------

Health Care - 15.9%
-------------------
Anthem, Inc.*(1) 			255 			22,588
Caremark Rx, Inc.* 			880 			29,788
Health Management Associates, Inc.*   1,000 			23,130
Quest Diagnostics, Inc.*(1) 		295 			24,883
 Total Health Care 					       100,389
 -----------------					       -------

Industrials - 14.6%
-------------------
American Power Conversion Corp.       1,010 			18,847
Kroll, Inc.* 				975 			28,899
Norfolk Southern Corp. 		      1,010 			24,058
Skywest, Inc. 			      1,100                     20,020
 Total Industrials                                              91,824
 -----------------						------

Information Technology - 14.8%
------------------------------
CheckFree Corp.* 			805 			24,182
Fiserv, Inc.* 				300 			10,968
Linear Technology Corp. 		580 			20,665
Peoplesoft, Inc.*                     1,045 			17,640




    The accompanying notes are an integral part of these financial statements.

Rorer Mid-Cap Fund
Schedule of Portfolio Investments (continued)
=============================================



					Shares			Value
					------			-----


Waters Corp.* 				  455 		     $	19,633
Total Information Technology 					93,088
----------------------------					------

Utilities - 4.2%
----------------
Equitable Resources, Inc. 		  570 			26,784
Total Utilities 						26,784
---------------							------

Total Common Stocks
-------------------
(cost $498,525) 					       559,652
							       -------
Other Investment Companies - 21.3%
----------------------------------
Bank of New York Institutional
 Cash Reserves Fund, 1.11%(2,3)	       73,007 			73,007
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 0.93%(2)  61,883 			61,883
Total Other Investment Companies
--------------------------------
(cost $134,890)						       134,890
Total Investments - 110.0%				       -------
---------------------------
(cost $633,415) 					       694,542
							       -------
Other Assets, less Liabilities - (10.0)% 		      (63,265)
----------------------------------------
Net Assets - 100.0% 				       	     $ 631,277
-------------------					     =========



Note: Based on the approximate cost of investments of $634,208 for Federalincome tax purposes at April 30, 2004, the aggregate gross unrealized appreciation and depreciation were $75,005 and $14,671, respectively,resulting in net unrealized appreciation of investments of
      $60,334.
    * Non-income-producing securities.
    1 Some or all of these shares, amounting to a market value of $70,665, or 11.2% of net assets, were out on loan to various brokers.
    2 Yields shown for these investment companies represent the April 30, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
    3 Collateral received from brokers for securities lending was invested in this short-term investment.




    The accompanying notes are an integral part of these financial statements.

Managers AMG Funds
Statements of Assets and Liabilities
April 30, 2004 (unaudited)
====================================





						Rorer			Rorer
				      	      Large-Cap		       Mid-Cap
				        	Fund			Fund
				     	      ---------		       -------

Assets:
-------
  Investments at value			     $  1,631,176	      $  694,542
  Receivable for investments sold                  27,731		     -
  Receivable due from Advisor			    4,930		   5,069
  Receivable for Fund shares sold		      -			  25,015
  Dividends, interest and other receivables	    1,723		     426
  Prepaid expenses                                  8,285		   7,553

	Total assets			        1,673,845		 732,605
	------------			       ----------		--------

Liabilities:
------------
  Payable upon return of securities loaned        319,029		  73,007
  Payable for investments purchased		   42,120		  11,117
  Payable for Fund shares repurchased              53,483		     -
  Accrued expenses:
    Distribution fees 				      274 		     127
    Professional fees 			     	   13,305 		   8,737
    Transfer agent 			            3,773                  3,743
    Custodian 				            3,770 		   3,844
    Other			                      627		     753
					       ----------		--------
    Total liabilities			          436,381                101,328
					       ----------		--------

Net Assets				     $  1,237,464	      $  631,277
----------                                   ============	      ==========

Shares outstanding			          131,136		  51,899
					       ----------		--------
Net asset value, offering and redemption
  price per share 			      	    $9.44                 $12.16
----------------------------------------	  =======		 =======

Net Assets Represent:
---------------------

  Paid-in capital			     $  1,125,652	      $  526,717
  Undistributed net investment loss 	               (7)		  (1,596)
  Accumulated net realized gain from
    investments	                                   16,948                 45,030
  Net unrealized appreciation of investments       94,871		  61,126

Net Assets				     $  1,237,464	      $  631,277
----------             			     ============	      ==========

  Investments at cost 			     $  1,536,305             $  633,415
             				     ------------	      ----------



   The accompanying notes are an integral part of these financial statements.

Managers AMG Funds
------------------
Statements of Operations
------------------------
For the six months ended April 30, 2004 (unaudited)
===================================================




						Rorer			Rorer
					      Large-Cap		       Mid-Cap
						Fund			Fund
					      ---------		       -------


Investment Income:
------------------
  Dividend income  			     $  8,238 		      $	 2,077
  Interest income 			          261                      180
  Securities lending fees                          59                       55
    Total investment income                     8,558                    2,312
    -----------------------		     --------		      --------

Expenses:
---------
  Investment advisory and management fees  	5,200 			 2,373
  Distribution fees 				1,529 			   698
  Transfer agent fees 			       10,886                   10,925
  Custodian fees 			       10,994                   11,229
  Professional fees 				9,802                    5,759
  Registration fees 				6,670 			 6,196
  Miscellaneous 				  174 			   131

    Total expenses before offsets 	       45,255 			37,311
    -----------------------------	       ------			------

  Less: Expense reimbursements 		      (36,690)                 (33,403)

  Net expenses 					8,565 			 3,908
  ------------				       ------			------

    Net investment loss 			  (7) 			(1,596)
    -------------------			       ------			-------

Net Realized and Unrealized Gain (loss):
----------------------------------------
  Net realized gain on investments 	       66,088                   59,939
  Net unrealized depreciation of investments  (39,183)                  (7,528)

  Net realized and unrealized gain 	       26,905 			52,411
  --------------------------------	       ------			------

Net Increase in Net Assets
  Resulting from Operations 		    $  26,898 		      $ 50,815
---------------------------		    ---------		      --------





	The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund
Statements of Changes in Net Assets
===================================





						For the six 		For the fiscal
						months ended 		  year ended
						April 30, 2004 		  October 31,
						 (unaudited) 		     2003
						--------------		--------------


Increase (Decrease) in Net Assets
---------------------------------
From Operations:
----------------
  Net investment income (loss) 		      $       (7) 		 $       866
  Net realized income (loss) on investments 	  66,088 		     (20,244)
  Net unrealized appreciation
   (depreciation) of investments 		 (39,183) 		     155,586

    Net increase in net assets
      resulting from operations                   26,898                     136,208
    ---------------------------			 --------		    --------

Distributions to Shareholders:
------------------------------
  From net investment income 			     - 			      (1,510)
  ----------------------------			 --------		    ---------


From Capital Share Transactions:
--------------------------------

  Proceeds from the sale of shares 		 172,174 	             559,405
  Net asset value of shares issued in
   connection with reinvestment of dividends         - 			       1,510
  Cost of shares repurchased 			 (68,012) 		      (9,900)
						---------		     --------

   Net increase from capital share
     transactions 				 104,162 		      551,015
	Total increase in net assets             131,060 		      685,713
	----------------------------		 -------		      -------
Net Assets:
-----------
  Beginning of period 			       1,106,404		      420,691

  End of period 			     $ 1,237,464  		  $ 1,106,404
  -------------				    ============		  ===========

End of period undistributed
  net investment income (loss) 		     $	      (7) 		  $       -
					     ============		  ===========


Share Transactions:
-------------------
  Sale of shares 				  17,315 		      70,276
  Shares issued in connection with
    reinvestment of dividends 			     -                           165
  Shares repurchased 				  (7,150) 		      (1,135)

    Net increase in shares 			  10,165 		      69,306
    ----------------------			 --------		     --------






    The accompanying notes are an integral part of these financial statements.

Rorer Mid-Cap Fund
Statements of Changes in Net Assets
===================================




						For the six 		  For the fiscal
						months ended 		    year ended
					       April 30, 2004                October 31,
					        (unadited)                      2003
					       --------------		  --------------

Increase (Decrease) in Net Assets
---------------------------------
From Operations:
----------------
  Net investment loss 				$   (1,596)               $    (1,612)
  Net realized gain (loss) on investments           59,939                     (2,376)
  Net unrealized appreciation
    (depreciation) of investments                   (7,528)                    73,686

    Net increase in net assets
      resulting from operations                     50,815                     69,698
    ---------------------------			----------		  -----------

From Capital Share Transactions:
--------------------------------
  Proceeds from the sale of shares 		   150,380 		      161,039
  Cost of shares repurchased 			   (71,234)                   (14,922)
						-----------		  ------------
    Net increase from capital share
     transactions 				    79,146 		      146,117

     Total increase in net assets 		   129,961                    215,815
     ----------------------------		----------		  ------------

Net Assets:
-----------
  Beginning of period 				   501,316 		      285,501
  End of period 				$  631,277 		   $  501,316
  -------------				        ----------		   ----------

End of period undistributed
  net investment income (loss)                  $  (1,596) 		   $ 	  -
						==========		   ==========

Share Transactions:
-------------------
  Sale of shares 				   12,463 		       16,163
  Shares repurchased 				   (5,913) 		       (1,659)

	Net increase in shares 			    6,550 		       14,504
        ----------------------			  --------		   ----------





     The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund
Financial Highlights
For a share outstanding throughout each period
==============================================





						For the six 		For the fiscal 		  For the
				       		months ended 		  year ended 		period ended
				       		April 30, 2004		 October 31, 		 October 31,
						(unaudited) 		    2003 		    2002*
				       		--------------		--------------		------------


Net Asset Value, Beginning of Period 	  	  $9.15 		    $8.14 		   $10.00
------------------------------------     	 -------		   -------		  --------

Income from Investment Operations:
----------------------------------
  Net investment income 		   	   0.00 (a) 		     0.00 (a)                0.00 (a)
  Net realized and unrealized gain (loss)
    on investments 			  	   0.29			     1.02 		    (1.86)

    Total from investment operations 		   0.29 		     1.02 		    (1.86)
    --------------------------------		 -------		   -------		  --------

Less Distributions to Shareholders from:
----------------------------------------
  Net investment income 			   0.00 (a) 		    (0.01)		       -
						 ----------		   -------		  --------

Net Asset Value, End of Period 			  $9.44 		    $9.15 		    $8.14
------------------------------			 ----------		   -------		  --------


Total Return (b) 				  3.17% (c) 		    12.56% 		   (18.60)% (c)
----------------				 ----------		   -------		  -------------

Ratio of net expenses to average net assets 	  1.40% (d) 		     1.40% 		     1.40% (d)

Ratio of net investment income to average
    net assets 					  0.00% (d)(e) 		     0.10%		     0.06% (d)
Portfolio turnover				    28% (c) 		       42% 		       36% (c)
Net assets at end of period (000's omitted)      $1,237                     $1,106                    $421
===============================================================================================================

Expense Offsets (f)
-------------------

Ratio of total expenses to average net assets    7.40% (d)                  10.07%                  25.01% (d)
Ratio of net investment loss to average
    net assets 				       (6.00)% (d)                 (8.56)%                (23.55)%(d)
===============================================================================================================



*   Commencement of operations was on December 19, 2001.
(a) Rounds to less than $0.01.
(b) Total return and net investment income would have been lower had certain expenses not been reduced.
(c) Not annualized.
(d) Annualized.
(e) Rounds to less than 0.01%
(f) Ratio information assuming no reduction of Fund expenses.

    (See Notes to Financial Statements.)

Rorer Mid-Cap Fund
Financial Highlights
For a share outstanding throughout each period
==============================================






						For the six 		For the fiscal          For the
						months ended 		  year ended         period ended
                                               April 30, 2004            October 31,          October 31,
                                                (unaudited)                 2003                 2002*
					       --------------		------------	     ------------

Net Asset Value, Beginning of Period 		   $11.05 		   $9.26 		 $10.00
------------------------------------		  -------		  ------		-------

Income from Investment Operations:
----------------------------------
  Net investment loss 				    (0.03)                 (0.05)                 (0.02)
  Net realized and unrealized gain (loss)
    on investments 				     1.14 		    1.84 		  (0.72)
    Total from investment operations 		     1.11 		    1.79 		  (0.74)
    --------------------------------		    -----		   -----		  ------

Net Asset Value, End of Period 			   $12.16		  $11.05 		  $9.26
------------------------------			   ------		  ------		  -----

Total Return (a)				     9.95% (b) 		   19.44% 		  (7.40)% (b)
----------------				   -----------		  -------		  -----------
Ratio of net expenses to average net assets          1.40% (c)              1.40%                  1.40% (c)
Ratio of net investment loss to average
  net assets                                        (0.57)% (c)            (0.45)%                (0.25)% (c)
Portfolio turnover                                      54% (b)                57%                    58% (b)
Net assets at end of period (000's omitted)           $631                  $501                    $286
===============================================================================================================

Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets 	    13.37% (c)             20.50%                  28.79% (c)
Ratio of net investment loss to average
  net assets 					   (12.54)% (c)           (19.56)%                (27.64)% (c)
===============================================================================================================



*   Commencement of operations was on December 19, 2001.
(a) Total return and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

Notes to Financial Statements
April 30, 2004 (unaudited)
=============================

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is an open-end management investment company,organized as a
Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended.
Currently, the Trust is comprised of a number of differentfunds, each having distinct investment management objectives, strategies, risks and policies.
Included in this report are two equity funds: Rorer
Large-Cap Fund ("Large-Cap") and Rorer Mid-Cap Fund
("Mid-Cap") (each a "Fund" and collectively the "Funds").

The Funds' financial statements are prepared in accordance with accounting principlesgenerally accepted in the United States of America which require management to makeestimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valuedat the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available.
Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities
(including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2004, the custodian expense was not reduced under this arrangement for either Fund.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are

=========================================

primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes.
Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of
1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of April 30, 2004, Large-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $28,766 expiring October 31, 2010 and $15,591 expiring October 31, 2011. As of April 30, 2004,
Mid-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $12,532 expiring October 31, 2010 and $1,584 expiring October 31, 2011.

(g) Capital Stock
-----------------

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value.
Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2004, certain shareholders, including one affiliated account, each held greater than 10% of the outstanding shares of the Funds as follows:
Large-Cap - one owns 11%;and Mid-Cap - three own 71%.
Transactions by these shareholders may have a material impact on the Funds.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management
Agreement under which The Managers Funds LLC (the
"Investment Manager"), a subsidiary of Affiliated
Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds' investment portfolios are managed by Rorer Asset Management, LLC
("Rorer"), which serves pursuant to a Sub-Advisory
Agreement by and between the Investment Manager and Rorer with respect to each of the Funds. AMG indirectly owns a majority interest in Rorer. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, and/or AMG.

Each Fund is obligated by its Investment Management Agreement to pay a monthly management fee to the Investment Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of each Fund for its services as sub-advisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager contractually agreed, through March 1, 2005, to waive fees and pay or reimburse the Funds to the extent total operating expenses (excluding interest,taxes, brokerage, organization expenses and other capitalized expenses and extraordinary expenses) of the Funds exceed 1.40% of that Funds' average daily net assets. The Funds are obligated to repay the Investment
Manager such amounts waived, paid or reimbursed

=========================================

in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Funds' total operating expenses in any such future year to exceed 1.40% of the Funds' average daily net assets. At April 30, 2004, the cumulative amounts of unreimbursed expenses for Large-
Cap and Mid-Cap were $160,230 and $153,274, respectively.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Funds and other affiliated funds in the Trust and in the complex.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2004, for Large-Cap were $524,930 and $328,387, respectively, and for Mid-Cap were $335,603 and $284,135, respectively.
There were no purchases or sales of U.S. Government securities for either Fund.

(4) Portfolio Securities Loaned
-------------------------------
Each Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers.
Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund lending the security, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

		Investment Manager
		-----------------
		The Managers Funds LLC
		800 Connecticut Avenue
		Norwalk, Connecticut 06854
		(203) 299-3500 or (800) 835-3879

		Distributor
		----------
		Managers Distributors, Inc.
		800 Connecticut Avenue
		Norwalk, Connecticut 06854
		(203) 299-3500 or (800) 835-3879

		Subadvisor
		----------
		Rorer Asset Management, LLC
		1650 Market Street, 10th Floor
		Philadelphia, Pennsylvania 19103

		Custodian
		---------
		The Bank of New York
		100 Church Street, 10th Floor
		New York, New York 10286

		Legal Counsel
		-------------
		Goodwin Procter LLP
		Exchange Place
		Boston, Massachusetts 02109-2881

		Transfer Agent
		--------------
		Boston Financial Data Services, Inc.
		attn: The Managers Funds
		P.O. Box 8517
		Boston, Massachusetts 02266-8517
		(800) 252-068

		Trustees
		--------
		Jack W. Aber
		William E. Chapman, II
		John Kingston, III
		Edward J. Kaier
		Peter M. Lebovitz
		Eric Rakowski

This report is prepared for the Funds' shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.
To receive a free copy of the prospectus or Statement of Additional Information or to request additional information about the Funds or other Managers Funds or Managers AMG Funds, please contact us by calling 1-800-835-3879 or by visiting our websites listed below. Distributed by Managers Distributors, Inc., member NASD.


			www.managersamg.com
		       www.managersfunds.com

Item 2.  CODE OF ETHICS.
====================================================================
Not applicable for the semi-annual report


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
====================================================================
Not applicable for the semi-annual report


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
====================================================================
Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
====================================================================
Not applicable.


Item 6. [RESERVED]
====================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
====================================================================
Not applicable.


Item 8. [RESERVED]
====================================================================

Item 9.  CONTROLS AND PROCEDURES.
====================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS
====================================================================
(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.


			      SIGNATURES
			      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS
------------------

By:	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date:	July 2, 2004
	------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date:	July 2, 2004
	------------



By:	/s/ Galan G. Daukas
	-------------------
	Galan G. Daukas, Chief Financial Officer

Date:	July 2, 2004
	------------